Notes Related to the Consolidated Statements of Financial Position - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and cash equivalents	€ 94,452	€ 134,371
Total cash and cash equivalents as reported in statement of financial position	94,452	134,371
Bank overdrafts	0	0
Total cash and cash equivalents as reported in statement of cash flow	€ 94,452	€ 134,371	€ 165,421	€ 185,514